Discontinued Operations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Joint Venture's Assets and Liabilities Held for Sale

The following is a summary of the joint venture’s assets and liabilities held for sale:

	December 31,
	2012	2011
	(In thousands)
Assets:
Current assets	$—	$3,504
Property, plant, and equipment, net	—	393

Assets held for sale	$—	$3,897

Liabilities:
Accounts payable and accrued expenses	$—	$568
Other liabilities	—	269

Liabilities of disposal groups held for sale	$—	$837

Hero Group [Member]
Summary of Operating Results of Discontinued Operations

The following is a summary of the operating results of our discontinued operations:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Operations:
Net sales	$—	$8,614	$12,873
Income (loss) before income taxes	2,559	(33,100)	(17,470)
Income tax (expense) benefit	(503)	5,995	3,168
Net income (loss)	2,056	(27,105)	(14,302)
Net income (loss) attributable to non-controlling interest	1,279	(16,550)	(8,735)

Rachel's [Member]
Summary of Operating Results of Discontinued Operations

The following is a summary of Rachel’s operating results included in discontinued operations:

Year ended December 31,
2010
(In thousands)
Operations:
Net sales	$26,319
Loss before income taxes	(3,783)
Income tax benefit	1,399
Net loss	(2,384)